Derivative Warrants Liabilities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 10 - DERIVATIVE WARRANTS LIABILITIES (refer to note 11B1)

Fair Value Measurements:

Level 3 Measurements:

As quoted prices in active markets for identical or similar financial instruments are not available, the Company uses directly and indirectly observable inputs in the valuation of its derivative warrant liabilities, based on the Black-Scholes formula. The following inputs were used in the fair value measurement of these derivative warrant liabilities:

Weighted average of inputs	As of February 18,	As of December 31,
	2019*	2018
Share price	$0.34	$0.33
Exercise price	$1.08	$1.02
Expected volatility	52.1%	73.7%
Risk-free interest	0.45%	0.48%
Dividend yield	0%	0%
Expected life of up to (years)	0.87	0.16

*	On February 18, 2019, the Company modified the expiration date of 9,752,984 and 2,028,568 outstanding Series B warrants from February 28, 2019 and May 16, 2019, respectively, both to December 31, 2019.

In addition, the Company modified the exercise price of Series B warrants from NIS 4 to $1.08 per share. Upon modification of the exercise price to an amount denominated in the functional currency of the Company, the Company concluded that Series B warrants included no features which would preclude equity classification. Accordingly, the fair value of the warrants as of the modification date was classified to equity. Changes in fair value from December 31, 2018 through February 18, 2019, were recorded as finance expense in the statement of comprehensive loss.

Warrants	Issuance Date	Outstanding and Exercisable as of December 31, 2018	Exercise Price Per Share	Exercisable Through

Series B (11B(a))	Mar-2016	9,752,984	NIS4 ($1.53)	December 2019
Series B (11B(a))	May-2016	2,028,568	NIS4 ($1.53)	December 2019
Series E (11B(a))	Oct-2016	2,687,197	NIS3 ($0.86)	October 2019

The outstanding balance of 11,781,552 Series B warrants expired on December 31, 2019.

The outstanding balance of 2,687,197 Series E warrants expired on October 26, 2019.